JPMorgan International Focus Fund Average Annual Total Returns - R2 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI EX USA INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	25.61%	5.11%	7.23%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	26.40%	5.78%	7.93%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	26.57%	5.89%	8.03%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.13%	5.19%	7.52%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.67%	4.58%	6.51%